Exhibit 99.1

World Omni Auto Receivables Trust 2017-A

Monthly Servicer Certificate

August 31, 2018

Dates Covered
Collections Period	08/01/18 - 08/31/18
Interest Accrual Period	08/15/18 - 09/16/18
30/360 Days	30
Actual/360 Days	33
Distribution Date	09/17/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/18	722,231,228.97	41,563
Yield Supplement Overcollateralization Amount 07/31/18	41,180,372.52	0
Receivables Balance 07/31/18	763,411,601.49	41,563
Principal Payments	28,942,966.08	994
Defaulted Receivables	2,433,349.32	121
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/18	38,994,823.04	0
Pool Balance at 08/31/18	693,040,463.05	40,448

Pool Statistics	$ Amount	# of Accounts
Pool Factor	53.38%
Prepayment ABS Speed	1.54%
Aggregate Starting Principal Balance	1,371,460,827.67	64,939

Delinquent Receivables:
Past Due 31-60 days	13,776,900.19	726
Past Due 61-90 days	4,165,437.62	220
Past Due 91-120 days	670,626.25	45
Past Due 121+ days	0.00	0
Total	18,612,964.06	991

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.54%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.66%
Delinquency Trigger Occurred	NO

Recoveries	1,488,017.38
Aggregate Net Losses/(Gains) - August 2018	945,331.94
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.49%
Prior Net Losses Ratio	1.23%
Second Prior Net Losses Ratio	1.13%
Third Prior Net Losses Ratio	1.41%
Four Month Average	1.32%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.34%

Overcollateralization Target Amount	31,186,820.84
Actual Overcollateralization	31,186,820.84
Weighted Average APR	4.04%
Weighted Average APR, Yield Adjusted	6.81%
Weighted Average Remaining Term	50.13

Flow of Funds	$ Amount

Collections	33,038,800.59
Investment Earnings on Cash Accounts	52,044.40
Servicing Fee	(636,176.33)
Transfer to Collection Account	0.00
Available Funds	32,454,668.66

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,057,965.88
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	68,821.67
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	27,877,181.46
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	3,450,699.65

Total Distributions of Available Funds	32,454,668.66

Servicing Fee	636,176.33
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	1,221,750,000.00
Original Class B	34,700,000.00

Total Class A & B
Note Balance @ 08/15/18	689,730,823.67
Principal Paid	27,877,181.46
Note Balance @ 09/17/18	661,853,642.21

Class A-1
Note Balance @ 08/15/18	0.00
Principal Paid	0.00
Note Balance @ 09/17/18	0.00
Note Factor @ 09/17/18	0.0000000%

Class A-2a
Note Balance @ 08/15/18	97,748,532.71
Principal Paid	20,292,948.92
Note Balance @ 09/17/18	77,455,583.79
Note Factor @ 09/17/18	22.3537038%

Class A-2b
Note Balance @ 08/15/18	36,532,290.96
Principal Paid	7,584,232.54
Note Balance @ 09/17/18	28,948,058.42
Note Factor @ 09/17/18	22.3537131%

Class A-3
Note Balance @ 08/15/18	426,000,000.00
Principal Paid	0.00
Note Balance @ 09/17/18	426,000,000.00
Note Factor @ 09/17/18	100.0000000%

Class A-4
Note Balance @ 08/15/18	94,750,000.00
Principal Paid	0.00
Note Balance @ 09/17/18	94,750,000.00
Note Factor @ 09/17/18	100.0000000%

Class B
Note Balance @ 08/15/18	34,700,000.00
Principal Paid	0.00
Note Balance @ 09/17/18	34,700,000.00
Note Factor @ 09/17/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,126,787.55
Total Principal Paid	27,877,181.46
Total Paid	29,003,969.01

Class A-1
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.50000%
Interest Paid	122,185.67
Principal Paid	20,292,948.92
Total Paid to A-2a Holders	20,415,134.59

Class A-2b
One-Month Libor	2.06269%
Coupon	2.20269%
Interest Paid	73,763.54
Principal Paid	7,584,232.54
Total Paid to A-2b Holders	7,657,996.08

Class A-3
Coupon	1.93000%
Interest Paid	685,150.00
Principal Paid	0.00
Total Paid to A-3 Holders	685,150.00

Class A-4
Coupon	2.24000%
Interest Paid	176,866.67
Principal Paid	0.00
Total Paid to A-4 Holders	176,866.67

Class B
Coupon	2.38000%
Interest Paid	68,821.67
Principal Paid	0.00
Total Paid to B Holders	68,821.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.8968025
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.1872589
Total Distribution Amount	23.0840614

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.3526282
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	58.5655091
Total A-2a Distribution Amount	58.9181373

A-2b Interest Distribution Amount	0.5696026
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	58.5655022
Total A-2b Distribution Amount	59.1351048

A-3 Interest Distribution Amount	1.6083333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.6083333

A-4 Interest Distribution Amount	1.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8666667

B Interest Distribution Amount	1.9833334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9833334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 08/15/18	3,213,436.41
Investment Earnings	5,067.10
Investment Earnings Paid	(5,067.10)
Deposit/(Withdrawal)	-
Balance as of 09/17/18	3,213,436.41
Change	-

Required Reserve Amount	3,213,436.41